Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
10.	Property, plant and equipment, net

	2025		2024	2023

Acquisition cost	Ps.	2,334,168	2,281,654	3,258,234
Accumulated depreciation		(617,217)	(480,179)	(347,881)

	Ps.	1,716,951	1,801,475	2,910,353

Acquisition cost:	As of December 31, 2024		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2025

Land	Ps.	287,665	-	-	-	-	287,665
Molds and machinery		643,484	1,225	(7,103)	8,301	-	645,907
Vehicles		31,481	948	(4,482)	-	-	27,947
Computers and equipment		193,976	5,439	(18,042)	3,535	(816)	184,092
Leasehold improvements		153,660	966	(18,677)	13,931	-	149,880
Buildings		945,252	-	-	-	-	945,252
Construction in progress		26,136	94,485	(1,356)	(25,767)	(73)	93,425

	Ps.	2,281,654	103,063	(49,660)	-	(889)	2,334,168
Accumulated depreciation:	As of December 31, 2024		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2025

Molds and machinery	Ps.	(248,814)	(76,756)	5,690	-	(319,880)
Vehicles		(19,084)	(5,719)	3,642	-	(21,161)
Computers and equipment		(68,999)	(37,882)	17,050	-	(89,831)
Leasehold improvements		(18,501)	(13,980)	18,144	-	(14,337)
Buildings		(124,781)	(47,227)	-	-	(172,008)

	Ps.	(480,179)	(181,564)	44,526	-	(617,217)

Acquisition cost:	As of December 31, 2023		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2024

Land	Ps.	1,302,493	-	(808,247)	(206,581)	-	287,665
Molds and machinery		611,337	207	(4,426)	36,366	-	643,484
Vehicles		32,193	2,284	(2,996)	-	-	31,481
Computers and equipment		126,324	21,808	(10,199)	31,583	24,460	193,976
Leasehold improvements		38,562	-	(15,856)	130,954	-	153,660
Buildings		1,062,347	1,021	(118,116)	-	-	945,252
Construction in progress		84,978	148,603	(8,594)	(198,903)	52	26,136

	Ps.	3,258,234	173,923	(968,434)	(206,581)	24,512	2,281,654

(*)	Transfer to assets held for sale see note 1d.

Accumulated depreciation:	As of December 31, 2023		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2024

Molds and machinery	Ps.	(174,392)	(78,360)	3,938	-	(248,814)
Vehicles		(14,060)	(7,000)	1,976	-	(19,084)
Computers and equipment		(17,554)	(39,008)	9,964	(22,401)	(68,999)
Leasehold improvements		(27,569)	(6,750)	15,818	-	(18,501)
Buildings		(114,306)	(49,030)	38,555	-	(124,781)

	Ps.	(347,881)	(180,148)	70,251	(22,401)	(480,179)

Acquisition cost:	As of January 1, 2023		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2023

Land	Ps.	1,302,493	-	-	-	-	1,302,493
Molds and machinery		558,027	1,002	(9,058)	61,366	-	611,337
Vehicles		21,773	2,099	(3,168)	11,489	-	32,193
Computers and equipment		122,502	16,583	(11,879)	17,593	(18,475)	126,324
Leasehold improvements		43,238	-	(4,820)	144	-	38,562
Buildings		1,032,032	-	-	30,315	-	1,062,347
Construction in progress		110,232	105,871	(9,900)	(120,907)	(318)	84,978

	Ps.	3,190,297	125,555	(38,825)	-	(18,793)	3,258,234

Accumulated depreciation:	As of January 1, 2023		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2023

Molds and machinery	Ps.	(103,267)	(74,657)	3,532	-	(174,392)
Vehicles		(9,095)	(5,968)	1,003	-	(14,060)
Computers and equipment		(7,997)	(37,443)	11,829	16,057	(17,554)
Leasehold improvements		(31,066)	(1,323)	4,820	-	(27,569)
Buildings		(65,498)	(48,808)	-	-	(114,306)

	Ps.	(216,923)	(168,199)	21,184	16,057	(347,881)

Depreciation expense is included in administrative expenses and cost of sales line in the consolidated statement of profit or loss and other comprehensive income.

The Group built a distribution center, which was ready to use in 2021 and it was started to capitalization began to be capitalized in that year, however, the construction remainder was completed until 2023. As of December 31, 2023, the total payments related to this construction amounted to Ps. 2,349. The total investment amounted to Ps. 1,110,807. The Group did not capitalize interest of loans incurred in the construction of the distribution center as of December 31, 2023.

As of December 31, 2024, the Group carried out the sale of the properties “Las Flores” and “San Ángel” for the price of Ps. 16,500 and Ps. 385,700, respectively. As a result of the sale of said properties, the Group recognized an accounting loss of Ps. 60,614 and Ps. 469,108, respectively, as described in note 1b.

As of December 31, 2025 and 2024, the Company shown in its statement of financial position, the O’Farril land in Jafra Mexico as assets classified as held for sale for a value of Ps. 40,000. At the end of 2024, the carrying amount of O’Farril was Ps. 206,581 (value recorded in the acquisition of Jafra businesses), which was impaired to its fair value of Ps. 166,581 due to the decrease in the market value of the properties in Mexico City.